Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Change in working capital
Accounts receivable and other current assets	$ 61	$ 106	$ 65	$ 82
Prepaid expenses	(30)	(25)	(39)	(20)
Inventories	(24)	(36)	(10)	(32)
Regulatory assets - current portion	(33)	24	(35)	20
Accounts payable and other current liabilities	(7)	(173)	54	(40)
Regulatory liabilities - current portion	46	(28)	32	(65)
Changes in working capital	13	(132)	67	(55)
Non-cash financing activity
Common share dividends reinvested	$ 114	$ 118	231	233
Non-cash investing activities
Accrued capital expenditures			858	664
Accrued contributions in aid of construction			$ 13	$ 10